Cash and Cash Equivalents: (Details 1) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 512,769	$ 1,578,903
Money market funds	1,097,042	1,396,934
Total	$ 1,609,811	$ 2,975,837